RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of balances and transactions with related parties
Balances with related parties:

	Year ended December 31,
	2023	2022	2021

Employees accrued salaries and bonuses	$324	$359	$356
Directors accrued fees expenses	33	33	82

	$357	$392	$438

Transactions with related parties:

	Year ended December 31,
	2023	2022	2021
Amounts charged to:
Research and development expenses	$528	$702	$151

General and administrative expenses	$1,676	$2,091	$2,155